Balances and Transactions with Related Parties - Additional Information (Detail) $ in Thousands																		1 Months Ended	12 Months Ended
	Oct. 28, 2024 USD ($)	Sep. 23, 2024 USD ($)	Aug. 23, 2024 USD ($)	Jul. 05, 2024 USD ($)	Jun. 25, 2024 USD ($)	Jun. 10, 2024 USD ($)	May 31, 2024 USD ($)	May 10, 2024 USD ($)	Apr. 30, 2024 USD ($)	Apr. 22, 2024	Apr. 12, 2024 USD ($)	Apr. 08, 2024 CLP ($)	Mar. 28, 2024 USD ($)	May 31, 2023 USD ($)	Sep. 30, 2021 USD ($)	Apr. 01, 2021 USD ($)	Mar. 11, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2024 CLP ($) item director	Dec. 31, 2024 CLF item director	Dec. 31, 2023 CLP ($)	Dec. 31, 2022 CLP ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2023	Jun. 30, 2021 USD ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Allowance for doubtful accounts between related entities																							$ 0
Prepayment																			$ 755,433,698		$ 84,762,889	$ 510,046,267
Number of members in Board of Directors | director																			7	7
Term of service for each director																			3 years	3 years
Amounts payable to related parties																			$ 298,301,928		462,578,466
Other transactions between the company and its Directors and Group Management																							0
Compensation for directors																			2,657,500		3,195,949	$ 2,646,783
Guaranteed to key management personnel																			0
June 2019, Enel Finance International N.V. Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Committed amount																		$ 50,000,000
March 11, 2020, Enel Finance International NV Loan [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Outstanding debt																			398,584,000		350,848,000		400,000,000	$ 400,000,000
Accrued interest																			4,055,592		3,569,878
March 11, 2020, Enel Finance International NV Loan [Member] | Top of Range [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Committed amount																	$ 400,000,000
Sustainable Development Goals Linked Loan [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Committed amount																$ 300,000,000
Interest rate borrowings																2.50%
Increase in interest rate borrowing due to non-achievement of CO2 target by end of 2023																0.05%
Outstanding debt																			298,938,000		263,136,000		$ 300,000,000	300,000,000
Accrued interest																			$ 1,926,905		1,699,420
Sustainable Development Goals Linked Revolving Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Committed amount																$ 290,000,000
Borrowings, Transition, Adjustment to Interest Rate Basis																									100.00%
Prepayment												$ 190,000
Percentage of Revolving credit facility																			100.00%				100.00%
Increase in interest rate borrowing due to non-achievement of CO2 target by end of 2023																0.05%
Percentage of fee on margin																35.00%
September 30, 2021 Enel Finance International Nv Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Committed amount															$ 200,000,000
Margin rate of interest															1.15%
Borrowings, Transition, Adjustment to Interest Rate Basis																									100.00%
Prepayment											$ 50,000,000
Increase in interest rate borrowing due to non-achievement of CO2 target by end of 2023										0.05%
Short-term loans					$ 100,000,000						200,000,000				$ 100,000,000
Percentage of fee on margin															30.00%
Amortization of loan	$ 50,000,000
May 31 2023 Enel Finance International N V Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Committed amount														$ 100,000,000
March 28, 2024, Enel Finance International N V Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest													35.00%
Short-term loans									$ 200,000,000		100,000,000
Amortization of loan		$ 80,000,000	$ 70,000,000			$ 50,000,000	$ 50,000,000	$ 50,000,000
Renewed amount			$ 150,000,000
March 28, 2024, Enel Finance International N V Revolving Credit Facility One [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest													30.00%
Percentage of Revolving credit facility																			100.00%				100.00%
Short-term loans				$ 50,000,000
Percentage of commitment amount													0.50%
Secured Overnight One Month Financing Rate | Sustainable Development Goals Linked Revolving Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest																									0.11448%
Secured Overnight One Month Financing Rate | September 30, 2021 Enel Finance International Nv Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest																									0.11448%
Secured Overnight Three Month Financing Rate | Sustainable Development Goals Linked Revolving Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest																									0.26161%
Secured Overnight Three Month Financing Rate | September 30, 2021 Enel Finance International Nv Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest																									0.26161%
Secured Overnight Six Month Financing Rate | Sustainable Development Goals Linked Revolving Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest																									0.42826%
Secured Overnight Six Month Financing Rate | September 30, 2021 Enel Finance International Nv Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest																									0.42826%
LIBOR Variable Rate [Member] | June 2019, Enel Finance International N.V. Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest																		0.90%
LIBOR Variable Rate [Member] | Sustainable Development Goals Linked Revolving Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest																1.00%
SOFR | Sustainable Development Goals Linked Revolving Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Committed amount											$ 100,000,000
Margin rate of interest																									1.00%
SOFR | September 30, 2021 Enel Finance International Nv Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest																									1.15%
SOFR | May 31 2023 Enel Finance International N V Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest														1.25%
SOFR | March 28, 2024, Enel Finance International N V Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Committed amount													$ 700,000,000
Margin rate of interest													1.45%
SOFR | March 28, 2024, Enel Finance International N V Revolving Credit Facility One [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Committed amount													$ 50,000,000
Margin rate of interest													1.00%
Fixed interest rate [member] | March 11, 2020, Enel Finance International NV Loan [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest rate borrowings																	3.30%
Enel Chile SA [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest rate borrowings																										2.82%
Outstanding debt																			$ 481,567,745		565,191,044		$ 483,000,000	$ 644,000,000		$ 644,000,000
Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts receivable from related parties																			0
Amounts payable to related parties																			0
Compensation for directors																			$ 489,453		652,260
Enel Chile Board [Member] | Monthly Fee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors | CLF																				CLF 216
Enel Chile Board [Member] | Per Diem For Each Meeting
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors | CLF																				CLF 79.2
Chairman [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Description of compensation transactions																			the compensation of the Chairman of the Board will be twice that of a Director	the compensation of the Chairman of the Board will be twice that of a Director
Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Description of compensation transactions																			Each member will be paid monthly compensation, one part a fixed monthly fee and another part dependent on the number of meetings attended.	Each member will be paid monthly compensation, one part a fixed monthly fee and another part dependent on the number of meetings attended.
Compensation for directors																			$ 133,174		$ 127,593
Directors Committee [Member] | Monthly Fee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors | CLF																				CLF 72
Directors Committee [Member] | Per Diem For Each Meeting
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors | CLF																				CLF 26.4
Maximum number of sessions for per diem | item																			16	16
Directors [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Guaranteed to key management personnel																			$ 0
Enel Finance International NV [Member] | Enel Chile SA [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest payment term																	6 months